Concentrations of Credit Risk (Details) - Schedule of concentration of risk revenues - Sales Revenues Net Member - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Concentrations of Credit Risk (Details) - Schedule of concentration of risk revenues [Line Items]
Sales Revenue, Net	¥ 2,603,276	¥ 2,258,080		¥ 1,904,321
Concentration risk percentage	70.30%	65.10%		46.50%
Huaxia [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk revenues [Line Items]
Sales Revenue, Net	¥ 882,539	¥ 1,100,027		¥ 990,865
Concentration risk percentage	23.80%	31.70%		24.20%
AEON [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk revenues [Line Items]
Sales Revenue, Net	¥ 677,707	¥ 453,120			[1]
Concentration risk percentage	18.30%	13.10%			[1]
Sinatay [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk revenues [Line Items]
Sales Revenue, Net	¥ 595,600		[1]		[1]
Concentration risk percentage	16.10%		[1]		[1]
Tianan Life Insurance Company Limited [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk revenues [Line Items]
Sales Revenue, Net	¥ 447,430	¥ 704,933		¥ 913,456
Concentration risk percentage	12.10%	20.30%		22.30%

[1]	represented less than 10% of total net revenues as of the year.